Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
6.	Cash and cash equivalents

Cash and cash equivalents details as of December 31, 2018 and 2017 is as follows:

	2018	2017
Banks	4,511,078	5,484,981
Short–term investments	1,799,597	2,459,438
Cash	1,069	1,466
	6,311,744	7,945,885

As of December 31, 2018, cash and cash equivalents balance included COP$92,331 and COP$96,758 as of December 31, 2017, of restricted cash to be used exclusively for the payment of loans principal and interest obtained by Oleoducto Bicentenario and Oleoducto de los Llanos. The use of short–term financial investments depends on the liquidity needs of the Ecopetrol Business Group.

The fair value of cash and cash equivalents approximates their book value due to their short–term nature.

The return on cash and cash equivalents for the year ended December 31, 2018 was approximately
3% (2017 – 4.2%).

The following table reflects the credit quality of issuers of investments included in cash and cash equivalents:

Rating	2018	2017
AAA	3,092,236	2,807,170
BBB	1,305,037	-
A1	907,453	2,922,714
BRC1+	470,623	1,152,593
F1+	222,454	-
A-2	147,186	27,350
AA	107,520	-
F1	48,566	896,231
Aa3	-	99,029
Aa2	-	27,868
F2	-	180
Other	10,669	12,750
	6,311,744	7,945,885

See credit risk policy in Note 28.2.2